Other receivables	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	Other receivables
Current other receivables

	June 30, 2024	December 31, 2023
	£’000	£’000
VAT recoverable	1,711	3,356
Prepayments	6,294	5,961
Accrued bank interest	607	412
Other receivables	6,055	5,622
	14,667	15,351

Non-current other receivables

	June 30, 2024	December 31, 2023
	£’000	£’000
Other receivables	657	663
	657	663